Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Reporting

Note 17 — Segment Reporting

The Company operates in one consolidated segment. The Company’s Chief Operating Decision Maker, Benjamin Kovler, Chairman and Interim Chief Executive Officer of the Company reviews net income (loss) of the Company when making resource allocation decisions. Such information is presented in the consolidated statements of operations.